Commitment And Contingencies - Summary of future minimum payments under site leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 3,591
2022	3,671
2023	3,706
2024	3,745
2025	3,677
Thereafter	60,239
Total lease payments	$ 78,629